                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002
                                                       ------------------

     Check here if Amendment [ ]: Amendment Number:
                                                    ----------------------

                        This Amendment (Check only one):

                        |_| is a restatement
                        |_| adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:             Maple Row Management, Inc.
Address:          112 Rowayton Avenue
                  Rowayton, CT 06853


Form 13F File Number: 28-05487
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Eric Blattman
Title:            President
Phone:            (203) 854-5015

Signature, Place and Date of Signing:

                                    112 Rowayton Avenue,   November 6, 2002
                                    Rowayton
/s/ Eric Blattman                   Connecticut 06853
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Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0



Form 13F Information Table Entry Total:      33



Form 13F Information Table Value Total:      $52,705.2 (thousands)



List of Other Included Managers:             None

                                                     Form 13F INFORMATION TABLE

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                    Column 1                        Column 2       Column 3         Column 4        Column 5
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                     Name of                       Class Title       CUSIP       Value (x$1000)      Shrs or      SH/PRN   Put/
                     Issuer                                                                         prn amt.               Call
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ACCENTURE LTD                                        COMMON        G1150G11               1,999.2       140,000     SH      --
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AMN HEALTHCARE SERVICES                              COMMON         1744101               1,110.0        60,000     SH      --
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ADVANCED ENERGY INDUSTRIES INC                       COMMON         7973100                 489.5        55,000     SH      --
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ALTERA CORP                                          COMMON        21441100               1,734.0       200,000     SH      --
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APPLIED FILMS                                        COMMON        38197109               2,141.0       195,700     SH      --
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ASYST TECHNOLOGIES INC                               COMMON        04648X107                468.1        77,500     SH      --
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BROOKS-PRI AUTOMATION INC                            COMMON        11442E102                858.7        75,000     SH      --
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CABOT MICROELECTRONICS CORP                          COMMON        12709P103              2,186.0        58,700     SH      --
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CHORDANT SOFTWARE INC                                COMMON        170404107                145.9       156,900     SH      --
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COINSTAR                                             COMMON        19259P300              3,428.7       133,000     SH      --
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COORSTEK INC                                         COMMON        217020106                657.0        43,800     SH      --
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CYTYC CORP                                           COMMON        232946103                321.6        30,000     SH      --
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DDI CORP                                             COMMON        233162106                242.6     1,535,500     SH      --
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DELL COMPUTERS                                       COMMON        247025109                608.9        25,900     SH      --
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DIVERSINET CORP                                      COMMON        25536K204                113.3       453,172     SH      --
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ELCTRONIC ARTS INC                                   COMMON        285512109                719.0        10,900     SH      --
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ELECTRONICS BOUTIQUE HOLDINGS                        COMMON        286045109                686.3        25,000     SH      --
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HELIX TECHNOLOGY CORP                                COMMON        423319102                821.6        85,000     SH      --
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INTEL CORP                                           COMMON        458140100                794.4        57,200     SH      --
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LAM RESEARCH COPR                                    COMMON        512807108              2,002.5       225,000     SH      --
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MKS INSTRUMENTS INC                                  COMMON        55306N104              3,112.2       285,000     SH      --
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MICRO COMPONENET TECHNOLOGY INC                      COMMON        5947Q100                 201.2       236,700     SH      --
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MICRON TECHNOLOGY INC                                COMMON        595112103              2,597.7       210,000     SH      --
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PHOTRONICS INC                                       COMMON        719405102              6,257.0       622,000     SH      --
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PIXELWORKS INC                                       COMMON        72581M107                901.3       175,000     SH      --
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QLOGIC CORP                                          COMMON        747277101              1,963.4        75,400     SH      --
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RUDOLPH TECH INC                                     COMMON        781270103              1,452.9       141,200     SH      --
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SIEBLE SYSTEMS INC                                   COMMON        826170102                920.6       160,100     SH      --
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THQ INC                                               COMMON       872443403              4,940.0       237,500     SH      --
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TAIWAN SEMICONDUCTOR MFG CO                          COMMON        874039100              1,905.0       300,000     SH      --
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THERMA-WAVE                                          COMMON        88343A108                 19.8        25,000     SH      --
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VALUEVISION INTERNATIONAL INC                        COMMON        92047K107              6,230.0       529,800     SH      --
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WINNEBAGO INDUSTRIES INC                             COMMON        974637100                676.0        17,100     SH      --
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                                                                                      $ 52,705.2
                                                                                      ----------

                                                     Form 13F INFORMATION TABLE

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                    Column 1                        Column 6     Column 7      Column 8
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                     Name of                       Investment      Other       Voting authority
                     Issuer                        discretion    managers    Sole   Shared   None
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ACCENTURE LTD                                          Yes         None      Sole     --      --
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AMN HEALTHCARE SERVICES                                Yes         None      Sole     --      --
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ADVANCED ENERGY INDUSTRIES INC                         Yes         None      Sole     --      --
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ALTERA CORP                                            Yes         None      Sole     --      --
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APPLIED FILMS                                          Yes         None      Sole     --      --
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ASYST TECHNOLOGIES INC                                 Yes         None      Sole     --      --
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BROOKS-PRI AUTOMATION INC                              Yes         None      Sole     --      --
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CABOT MICROELECTRONICS CORP                            Yes         None      Sole     --      --
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CHORDANT SOFTWARE INC                                  Yes         None      Sole     --      --
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COINSTAR                                               Yes         None      Sole     --      --
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COORSTEK INC                                           Yes         None      Sole     --      --
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CYTYC CORP                                             Yes         None      Sole     --      --
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DDI CORP                                               Yes         None      Sole     --      --
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DELL COMPUTERS                                         Yes         None      Sole     --      --
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DIVERSINET CORP                                        Yes         None      Sole     --      --
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ELCTRONIC ARTS INC                                     Yes         None      Sole     --      --
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ELECTRONICS BOUTIQUE HOLDINGS                          Yes         None      Sole     --      --
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HELIX TECHNOLOGY CORP                                  Yes         None      Sole     --      --
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INTEL CORP                                             Yes         None      Sole     --      --
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LAM RESEARCH COPR                                      Yes         None      Sole     --      --
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MKS INSTRUMENTS INC                                    Yes         None      Sole     --      --
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MICRO COMPONENET TECHNOLOGY INC                        Yes         None      Sole     --      --
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MICRON TECHNOLOGY INC                                  Yes         None      Sole     --      --
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PHOTRONICS INC                                         Yes         None      Sole     --      --
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PIXELWORKS INC                                         Yes         None      Sole     --      --
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QLOGIC CORP                                            Yes         None      Sole     --      --
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RUDOLPH TECH INC                                       Yes         None      Sole     --      --
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SIEBLE SYSTEMS INC                                     Yes         None      Sole     --      --
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THQ INC                                                Yes         None      Sole     --      --
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TAIWAN SEMICONDUCTOR MFG CO                            Yes         None      Sole     --      --
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THERMA-WAVE                                            Yes         None      Sole     --      --
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VALUEVISION INTERNATIONAL INC                          Yes         None      Sole     --      --
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WINNEBAGO INDUSTRIES INC                               Yes         None      Sole     --      --
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